NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Property and Equipment: Schedule of Property and Equiipment Useful Life (Details)	12 Months Ended
Jun. 30, 2018
Building
Useful Life	10 years
Leaseholds and Leasehold Improvements
Useful Life	10 years
Machinery and Equipment | Minimum
Useful Life	5 years
Machinery and Equipment | Maximum
Useful Life	10 years
Transportation Equipment
Useful Life	5 years
Office Equipment
Useful Life	5 years